Schedule Of Intangible Assets And Goodwill (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Carrying amount		$ 2,235,179	$ 1,397,397
Amount settled in cash		30,000
Fair value of contingent consideration		120,000
Fair value of consideration transferred		150,000
Intangible assets (customer database/contracts)		150,000
Net identifiable assets		150,000
Goodwill on acquisition
Database [Member]
IfrsStatementLineItems [Line Items]
Carrying amount		1,238,787	1,340,179
Opening balance		1,340,179	918,951
Additions	[1],[2]	351,737	773,638
Disposals
Amortisation expense		(453,129)	(352,410)
Carrying amount for trademarks		1,238,787	1,340,179
Trademark [Member]
IfrsStatementLineItems [Line Items]
Carrying amount		31,979	22,458
Opening balance		22,458	27,650
Additions		2,360
Disposals
Amortisation expense		(6,225)	(5,192)
Carrying amount for trademarks		18,593	22,458
Patent [Member]
IfrsStatementLineItems [Line Items]
Carrying amount		18,593	34,760
Opening balance		34,760	37,754
Additions
Disposals
Amortisation expense		(2,781)	(2,994)
Carrying amount for trademarks		31,979	34,760
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Carrying amount		945,820
Opening balance
Additions	[3]	1,261,094
Disposals
Amortisation expense		(315,274)
Carrying amount for trademarks		$ 945,820

[1]	During the period, the Company determined the final performance consideration payable for the acquisition of the PinkPages database asset to be A$180,000. The Company has determined that the elements of IAS 3 Business Combinations were not achieved and, accordingly, the acquisition is that it is an asset acquisition.
[2]	On 1 June 2022, the Company acquired the customer base of a digital marketing agency that was previously a reseller of Locafy’s products. Through the acquisition, the Company assumed direct responsibility for managing and service delivery to those customers. The Company has determined that the elements of IAS 3 Business Combinations were not achieved and, accordingly, the acquisition is that it is an asset acquisition. The details of the asset acquisition are as follows:
[3]	During FY22, the Company has capitalised a significant portion of its development expenditure relating to the development of a new “Page Optimisation Engine” technology. This new technology programmatically optimizes Locafy’s webpages for Search Engine Optimisation (SEO) from generic inputs. The Company intends to commercialise this developed technology and accordingly, the development expense will be amortized over future periods.